Intangible Assets, Goodwill and Other Long Term Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2021	Mar. 31, 2021
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Intangible assets	$ 30,313	$ 30,313
Impairment loss	$ 590
Carrying amount percentage	24.00%
Carrying amount of goodwill	$ 30,313	$ 30,313	$ 30,313
Estimated future cash flows	5 years
Long term future growth rate	(5.00%)
Weighted-average cost of capital	12.20%
Growth rate	1.00%
Discount rate	1.00%
Bottom of Range [Member]
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Proprietary products segments	$ 5,142
Top of Range [Member]
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Proprietary products segments	$ 21,164
Intellectual Property [Member]
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Intangible assets				$ 79,141
Customer Relationship [Member]
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Intangible assets				33,519
Goodwill [member]
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Intangible assets				29,896
Beaumont, Texas [Member] | Goodwill [member]
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Intangible assets				$ 962	$ 416